LAW OFFICES OF
CARMINE J. BUA
1660 Hotel Circle North, Suite 207
San Diego, California 92108
Telephone: (619) 280-8000
Fax: (619) 280-8001

October 9, 2006	File No. 3818F10/CL

Craig Slivka, Esq.

Staff Attorney

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mail Stop: 7010

Re:	Eastern Goldfields, Inc.

First Amended Form 10-SB/A1

Response to Comment Letter of August 21, 2006 File No. 0-52151

Dear Mr. Slivka:

The undersigned is the U.S. Securities Attorney for Eastern Goldfields, Inc. (“EGI” or the “Company”).

Pursuant to the above-referenced comment letter, please be advised that the Company’s First Amended Form 10-SB/A1 (the “Amendment”) amending its originally submitted Form 10-SB Registration Statement (the “Registration Statement”) is being concurrently submitted electronically.

A separate “hard copy” of this response letter and certain supplemental information as requested by your comment No. 12 is being sent via Federal Express.

For purposes of convenience and ease of reference, please let this letter serve to specifically direct you to the revisions that were incorporated into the Amendment in response to your comment letter.

The references and responses numbered below correspond directly to the numbered items in your comment letter dated August 21, 2006. Refer to the Item or information itemized for details.

Craig Slivka, Esq.

October 9, 2006

General

1.

The Mining Operation Terms (page 7) have been revised to reflect the deletion of the term “mineral resources” and the addition of the definition of “Reserve,” “Proven (Measured) Reserves” and Probable (Indicated) Reserves” per Industry Guide 7.

The estimates of “mineral resources” have been removed, including financial statements if such term was used therein. Also removed are all estimates of “measured,” “indicated” or “inferred mineral resources” and the use of mineral resource terminology. (See page 8). The term “mineral resources” has also been deleted throughout the Registration Statement.

Reference to the SAMREC (South African Code for Reporting Mineral Resources and Mineral Reserves) and JORC (Joint Ore Reserve Committee Code of the Custodian Institute of Mining and Metallurg) have been deleted.

Exhibit 99.1 has been revised to reflect the deletion of the term “Mineral Resource.”

2.	We have revised the Registration Statement at page 12 such that mineralized material is only reported as “in place” grade and tonnage.

3.	We have received written consents from all technical experts cited in our disclosure and these have been filed as exhibits.

4.	The originally submitted exhibits 99.3 and 99.4 have been removed. Further, a new exhibit has been added as 99.3.

5.	No response required at this time.

6.

The financial statements have been updated to comply with Item 310(g) of Regulation S-B to include the unaudited financial statements for the period ended June 30, 2006. The relevant MD&A discussion has also been included.

Item 1. Description of Business, page 3

Craig Slivka, Esq.

October 9, 2006

7.	The Company’s revenue prior to September 23, 2005 has been included (page 3, second paragraph).

8.	The change of control has now been described in the second paragraph of page 3.

9.	The extent of Eastern Goldfields SA Limited’s (EGSA) operations prior to the purchase by EGI is disclosed in the second paragraph of page 3.

10.	The business purpose of this share exchange between EGSA and EGI is disclosed in the second paragraph of page 3.

11.	The operations of the EGL subsidiaries are described at pages 3 and 4.

12.

This requested supplemental information is being sent with a separate hard copy of this response letter via Federal Express. This supplemental information includes a “Prefeasibility Study for the Underground Mining at the Lily Mine” in a 3 ring binder. Also included, are the “Prospecting Right Application Plans” for the mining properties owned by EGL and its subsidiaries.

The government permit or mining license for the current Lily Mine operation was approved on May 26, 2003 and is valid until May 25, 2010. A copy of this mining license was earlier subtitled as Exhibit 10.4 to the Registration Statement. This mining license applies only to the current open pit mining operations at the Lily mine. This mining license does not permit underground mining without an upgraded environmental management programme report. See Paragraph 9.6 of the enclosed Prefeasibility Study. The name, phone numbers and e-mail address of the technical person who your engineer may call with any technical questions about the reserves is:

Mr. Sam Mawson

8 Streak Street

PO Box 820

Nelspruit 1200

South Africa

Tel No.: 011-27-13-753-3046

Fax No.: 011-27-13-752-6978

E-Mail: sam@easterngoldfields.com

Craig Slivka, Esq.

October 9, 2006

13.	This requested supplemental information is shown below. Please note that the Lily Mine is the only for which we have designated “reserves”.

“Statements of Operation for the Lily Mine Reserves for the Last Three Years.”

		Year Ended December 31, 2005	9 Months Ended December 31, 2004	Year Ended March 31, 2004
Tons milled	T	167,706	116,266	131,104
Yield	g/t	2.38	1.98	1.84
Gold produced	kg	398	219	235
	oz	12,806	7,050	7,547
Gold price	$/oz	445	411	375

Revenue		$5,853,007	3,040,525	2,851,141
Cost of sales		$(5,456,294)	(3,784,438)	(3,393,976)
Other operating costs		$(630,765)	(308,329)	(421,813)
Operating loss		$(234,052)	(1,052,243)	(964,648)

14.	The material information about our properties has been disclosed as required by Section (b) of Industry Guide 7. (See pages 3-6).

15.	The requested reserve table has been disclosed per your requirements at page 10 along with the supporting narrative.

Company Drilling Program, page 6

16.	An explanation of “deflections” has been added at page 8.

17.	An explanation and significance of the terms “footwall zone,” “intermediate zone” and “hanging zone” as well as the significance of each is now disclosed at page 8.

18.	An explanation of what we mean by the fact that the Lily Mine is “open-ended’ in depth is now disclosed at page 9.

Results of the Company’s Drilling Program, page 8

Craig Slivka, Esq.

October 9, 2006

19.

We were unable to obtain written consent from Hatch Associates Pty Limited because its internal policies do not allow for its agreements to be disclosed in public documents. Accordingly we have deleted the section relating to it in our disclosure.

20.	The material terms of our agreement with Behre Dolbear have been disclosed at page 12.

The Gold Market, page 9

21.	Our competitive position in the gold production industry and our relative market share has now been disclosed at page 13.

Reports to Security Holders, page 10

22.	Our plan to get quoted on the NASD OTC Bulletin Board has been disclosed at page 13.

23.	The new SEC address has been revised.

Risk Factors, page 11

24.	We cannot locate language that corresponds to this comment. Please provide clarification as needed to respond.

Management’s Discussion and Analysis or Plan of Operation, page 17

25.	The production table has been expanded to include average grade produced.

26.	Clarification of the profitability or loss periods has been disclosed via a new table at page 19.

27.	The disclosure concerning substantial doubt to continue as a going concern has been deleted.

28.	The information requested relating to our deferred shipping costs and accounting policy is now disclosed at page 26.

Planned Exploration Program on Other Properties, page 20

29.	The planned exploration programs on the other EGI properties and their specific costs have been disclosed at pages 21 – 24.

Craig Slivka, Esq.

October 9, 2006

Results of Operations for the Years Ended December 31, 2005

and 2004, page 20

30.	The captions in the Summary Table of Operations for the years ended December 31, 2005 and 2004 have been revised to correspond to the captions seen on the face of the company’s financial statements.

The narrative analysis of “Cash Operating Costs” have been revised to “Cost of Production.” Accordingly, the related units of cost of production have been revised to reflect GAAP Costs of Production.

The item “Cash Operating Loss” in this table has been revised to read “Operating Loss” per GAAP.

31.	The first sentence of this section has been revised per your comments.

32.	An explanation of a “bench slope failure” has been provided at page 25.

Restructuring, page 22

33.	We have revised this section as requested to reflect a conversion into capital stock.

34.

The basis for our statement that the underground operation is anticipated to result i.e. approximately 8 grams per ton during the first 3 years of operations commencing in March 2007 has been disclosed at page 27.

Results of Quarter Ended March 31, 2006

35.	The Company has replaced this section with an updated disclosure of “Results for Six Month Period Ended June 30, 2006.”

An up dated analysis of these interim results has been provided and this analysis speaks to items in addition to changes in revenues.

36.	The requested analysis has also been disclosed for the comparable interim period of the preceding per Item 303(b)(2) of Regulation S-B.

Craig Slivka, Esq.

October 9, 2006

Item 3. Description of Property, page 25

37.	Please see response No. 14 which has addressed and explained this statement.

38.	The impact and costs of compliance with this legislation is now disclosed at pages 29 - 30.

Lily Mine Area, page 28

39.	This disclosure with respect to the Company’s unsubstantiated assessment has been deleted.

40.	The current status of the amended Environmental Management Programme, its costs and its details have been disclosed at page 31.

Sheba Hills, page 29

41.	The number of claims and the nature of the land ownership is now disclosed at page 32.

42.	See response to No. 29 above which set forth the costs of the planned exploration of this area.

Centurion, page 30

43.	The response to this requested disclosure is now at pages 32 - 33.

Description of Property – Company’s Prefeasibility Study and Report

of Consultant, page 31

44.

You are correct. We are deleting this section as such. Numerous references to this prefeasibility study are made throughout the registration statement. Further, we are supplementally providing you with a copy of this prefeasibility study.

Biographical Information, page 34

Craig Slivka, Esq.

October 9, 2006

45.

The biographies of the officers and directors have been revised to disclose this requested specific business experience. Unless otherwise noted, these parties did not hold directorship in reporting companies.

46.	Possible conflicts of Mr. McChesney and their resolutions have been disclosed at page 42.

47.	Mr. Muftizade’s biography has also been revised to reflect your request.

Item 4. Recent Sales of Unregistered Securities, page 42

48.	This Item 4 has been revised to reflect the consideration received for the issuance of 2,736,247 shares of common stock.

Financial Statements for the Year Ended December 31, 2005

Consolidated Statements of Cash Flows, page F-8

49.

This decrease in book value is attributable to “non-cash” reasons which are comprised of depreciation, depletion and amortization expense which total $476,912 for the year ended December 31, 2005. The remaining decrease of $428,991 is attributable to the effect of the exchange rate for the U.S. dollar versus the South African Rand. The exchange rate on December 31, 2004 was 6.0227 Rands for one (1) U.S. dollar. This exchange rate was 6.3593 Rands for one (1) U.S. dollar on December 31, 2005.

Note 1 – Organization and History, page F-9

50.	We confirm your assumptions with respect to both the economic substance of the mergers and the accounting treatment of the merger as a reverse acquisition in which EGL acquired EGI.

Accordingly, the economic substance of this merger amounted to the issuance of new equity to the shareholders of EGL via a share exchange agreement wherein EGSA acquired 100% of the EGL issued and outstanding stock. Still further for accounting purposes, the merger has been accounted for as a reverse acquisition wherein EGL acquired EGI.

This merger discussion has been further explained and disclosed at page 3. We respectfully submit that Note 1 sufficiently discloses this transaction.

Craig Slivka, Esq.

October 9, 2006

51.	This supplemental information is being provided as “Equity Statements for EGL and EGI from January 1, 2004 through Date of Merger (October 1, 2005)” and is attached hereto.

Note 2 – Summary of Significant Accounting Policies Property, Plant

and Mine Development, page F-10

52.	We have not capitalized any mine development costs other than those related to proven and probable reserves.

53.

Our depreciation, depletion and amortization rates are derived solely from Industry Guide 7 reserve, i.e. proven and probable reserves. Accordingly, Note 2 of the financial statements (page F-10) has been revised to reflect this accounting policy. This Note 2 is the only reference to this accounting policy.

54.

Note 2 has been revised to state that the proven and probable reserves quantities used to calculate our depreciation; depletion and amortization do not include the proven and probable reserve quantities attributable to stockpiled inventory.

Inventories, page F-13

55.

Note 2 stockpiles has been revised to state that stockpiled inventory represents unprocessed materials containing proven and probable reserve quantities that have been removed from the mine and for which management has reasonable certainty that these reserve quantities will be actually processed.

56.	This requested information has been added to the MD&A discussion of the section “Comparative Results of the Last Two Fiscal Years” under the heading of “Stockpiles.”

Deferred Shipping Costs, page F-14

57.	The Company did not have any “deferred stripping cost asset.” Reference to the application of this accounting policy for such assets has been deleted from Note 2.

58.	See response to No. 57 above.

Craig Slivka, Esq.

October 9, 2006

59.

The Company’s accounting policies for deferred stripping costs and the response to your specific disclosure requests are now set forth in Note 2. Further, the term “waste-to-ore ratio” is defined as the estimated total number of tons of waste material mined during production divided by the number of tons of ore material mined during production.

60.	See response to No. 57 above.

Note 8 – Reclamation and Remediation, page F-20

61.	This accounting policy is now set forth in Note 2.

Note 10 – Minority Interest, page F-22

62.

Four (4) of the six (6) signatures to this Agreement originally executed the document on December 6, 2005 and December 7, 2005. The remaining two (2) signatories indicated their respective acceptances of the Agreement at or about this same time in December 2005. Accordingly, the Company after the holiday season in South Africa, issued a Press Release prior to February 2, 2006 which contained a reference to the signed Agreement.

Accordingly, consistent with the time of this agreed upon arrangement, the Company recorded the transaction in 2005.

Note 11 – Capital Stock, page F-22

63.     Please be advised of the following in support of our conclusion that EGSA’s A Class Preference Shares (the “A Shares”) are economically equivalent to common stock of EGI.

Background:

When EGI acquired EGSA (its wholly owned South African subsidiary), it was necessary to put in place a mechanism whereby EGSA is able to acquire the South African mineral assets through its purchase of EGL.  This mechanism complies with the Exchange Control Regulations of the South African Reserve Bank and accommodates the original South African shareholders of EGL’s assets.  The purpose of this mechanism is to allow South African shareholders to externalize assets and have direct voting rights attached to those assets.

Craig Slivka, Esq.

October 9, 2006

Accordingly, the mechanism which was dealt through a Sale of Shares Agreement between EGSA and the shareholders of EGL, involved the issuance of the A Shares in EGSA which are directly exchangeable with an equal number of shares in the common stock of EGI and have attached to them the right to vote an equal number of common stock in EGI.

At the same time, EGI made an offer to the holders of these A Shares to acquire all or a portion of their A Shares and has issued an equal number of its common stock to that number of A Shares in issue to a nominee company, Stirling Nominees, which is owned by an independent trust and is mandated solely to hold these shares.  Stirling Nominees, in turn, ceded its right to vote on EGI common stock to the owners of the A Shares.

EGI’s offer is binding for a period of 20 years from the offer effective date of October 1, 2005.  The acquisition process by EGI of the A Shares comes into force upon receipt from an A Class shareholder of an acceptance notice.  In accepting the offer, the A Class shareholder has the choice of accepting by way of a “share acceptance” or a “cash acceptance” in respect of his/her shares.

•	In the case of a “share acceptance”, an equal number of EGI common stock is transferred out of Stirling Nominees into that A Class shareholder’s name.

•	In the case of a “cash acceptance”, Stirling Nominees sells an equal number of EGI shares to a third party and the cash is refunded to the selling A Class shareholder.

More specifically,

•

We confirm that all A Shares are exchangeable into EGI common stock.  Further, A Shares are equivalent units to EGI common stock.  This means that an A Share shareholder owns both EGSA A Shares, and through Stirling Nominees, holds an equivalent number of EGI common stock.  In the event of an exchange of the A Shares for EGI shares, the A Shares are returned to EGSA for cancellation and EGI common stock are issued to the exchanging shareholder by Stirling Nominees.

•	The option to exchange the A Shares into EGI Shares resides with A Shares shareholders. As described above, an exchange of A Shares for EGI shares involves a return of the A Shares to EGSA and the

Craig Slivka, Esq.

October 9, 2006

issuance of EGI common stock held for the benefit of the EGI shareholder by Stirling Nominees.

•	We confirm that the A Shares are exchangeable into EGI Shares on a one-for-one basis.

Upon completion of the reverse acquisition of EGL through the acquisition of EGSA by EGI, EGI issued 2,736,247 shares of its common stock to reallocate the ownership of its stock and to provide sufficient number of shares to cover the exchange of 5,176,991 EGSA A Shares in issue to an equivalent number of EGI common stock.  As part of this restructuring, 2,736,247 shares of EGI common stock were issued in February 2006.  Further, EGI cancelled 520,000 shares of EGI common stock and issued, for a separate transaction, 630,000 shares for cash in February 2006.  These transactions completed EGI’s share capital from the original 5,610,000 to 8,456,247.

The EGSA A Class shareholders who exchanged 2,055,598 for 2,055,598 shares of EGI common stock received these shares upon acceptance of the EGI offer.  Accordingly, from the initial 5,176,991 A Shares in issue, there remain 3,121,393 A Shares to be exchanged for 3,121,393 EGI common stock held by Stirling Nominees for the benefit of the remaining A Class shareholders.

•

EGI has made an offer to each EGSA A Class shareholder for either cash acceptance or share acceptance.  Further, EGI entered into an agreement with Stirling Nominees to provide services in the event of a cash acceptance by an A Class shareholder.  This agreement specifies that Stirling Nominees “shall seek to sell EGI shares in respect of a Cash Acceptance once EGI is quoted on the Pink Sheets or some other recognized OTC market or some other recognized stock exchange”.  Accordingly, we confirm that the A Shares are convertible into cash based upon the per share market price of EGI’s common stock at the time of conversion.  Your assumption with respect to the reference at the bottom of page F-23 is correct.

•

A Class shareholders have the same voting rights as EGI common stock shareholders.  This is true since the A Class Shares and the EGI common stock are exchangeable units.  These exchangeable units enable an exchange unit holder to vote on the same matters as a holder of EGI common stock.  These matters would include the selection of directors, corporate decisions submitted to shareholder

Craig Slivka, Esq.

October 9, 2006

vote, and decisions regarding distribution of earnings.  Further, these exchangeable units do not provide any additional rights with respect to control of EGI not shared by holders of EGI common stock.

The disparity in voting rights of the EGSA A Shares versus the EGSA common stock does not continue at the EGI level.

When a meeting of EGI stockholders is held, A Class shareholders are notified and provided with proxy forms entitling them to vote the EGI common stock held by Stirling Nominees.

In the case where a former A Class shareholder has accepted EGI’s offer and elected to receive EGI common stock which they now hold, then they will vote these stocks in the same manner as all other EGI stockholders.

In the case where A Class Shares remain outstanding, Stirling Nominees have ceded its right to vote on EGI common stock to the owners of EGSA A Shares.

64.     Since A Class Shares are exchangeable on a one-for-one basis for shares of EGI common stock and are considered exchangeable units, the amount of weighted average shares outstanding used to calculate basic and diluted loss per share already includes the effect of the A Class Shares exchange into shares of EGI common stock.  We have amended the footnote to note this relationship.  Further, please note that the 2,736,247 shares of common stock were not issued until after December 31, 2005, and, therefore, they are not included in the computation of basic and diluted earnings per share.  The following is the amendment we have added to the footnote:

“Diluted earnings per share have been calculated to give effect to the number of additional common stock that would have been outstanding if the potential dilutive instruments had been issued in years ended December 31, 2005, and 2004.  The weighted average number of outstanding shares includes the common stock as well as the A Class Preference Shares, as the holders of the A Class Preference Shares have the same rights and entitlements as those attached to the common stock.  The computation of dilutive loss per common share does not assume conversion, exercise or contingent exercise of securities that would have an anti-dilutive effect on earnings.”

Craig Slivka, Esq.

October 9, 2006

65.     For every A Class share in issue there is an equivalent EGI common stock held by Stirling Nominees in its nominee capacity for the benefit of the A Class shareholders.  When an A Class shareholder elects to sell his/her A Class shares and receives cash (as opposed to EGI common stock), A Class share is cancelled but the equivalent EGI common stock is not.  The equivalent common stock is sold to a new third party stockholder and it remains in issue with that new stockholder.

Accordingly, A Class Shares are considered part of the permanent equity of EGI because they are exchangeable units and are economically equivalent to shares of EGI common stock.  The option to exchange A Class Shares into EGI common stock or cash is merely a right to sell.  EGI has no obligation to issue assets in satisfaction of the right to sell of an A Class shareholder.

Financial Statements for the Period Ended March 31, 2006

66.     These financial statements have been deleted and replaced by updated financial statements for the period ended June 30, 2006. The updated financial statements also include a statement of operations and a statement of cash flows for the comparable period of the preceding fiscal year.

Closing Comments

A statement from EGI is enclosed acknowledging the requested items.

Very truly yours,

/s/ Carmine J. Bua

CARMINE J. BUA, III;

CJB:dmj

enclosures

cc: Eastern Goldfields, Inc. (via fax)

Craig Slivka, Esq.

October 9, 2006

Attachment to Response #51

Eastern Goldfields, Inc. (formerly Fairbanks Financial, Inc.)
Statement of Changes in Stockholders' Equity
January 1, 2004 to October 1, 2005

Common Shares
Balance of common shares at January 1, 2004	5,610,000
-
Balance of common shares at January 1, 2005	5,610,000
-
Balance of common shares at October 1, 2005	5,610,000

Eastern Goldfields Limited
Statement of Changes in Stockholders' Equity
January 1, 2004 to October 1, 2005
	EGL Ordinary Shares	Exchange Ratio	Equivalent Common Shares in EGI
Balance of ordinary shares at January 1, 2004	125,555	30.10	3,779,206
Acquisiton of MIMCO, EGE, and Centurion	60,800	30.10	1,830,794
Balance of ordinary shares at January 1, 2005	186,355		5,610,000
Issued subsequent to October 1, 2005	813,645
Balance of ordinary shares at October 1, 2005	1,000,000	eliminated in consolidation with EGI

Exchange Ratio for EGI and EGL
Shares issued for EGI at October 1, 2005	5,610,000	A
Shares issued for EGL at October 1, 2005	186,355	B
	30.10	=A/B

Craig Slivka, Esq.

October 9, 2006

Eastern Goldfields SA (Pty) LTD
Statement of Changes in Stockholders' Equity
January 1, 2004 to October 1, 2005

Ordinary Shares
Balance of ordinary shares at January 1, 2004	-
	-
Balance of ordinary shares at January 1, 2005	-
Acquisiton of EGSA by EGI	10,000
Balance of ordinary shares at October 1, 2005	10,000	eliminated in consolidation with EGI

A Class Preference Shares
Balance of A Class Preference Shares at January 1, 2004	-
	-
Balance of A Class Preference Shares at January 1, 2005	-
Acquisiton of EGL 1,000,000 Ordinary Shares	5,176,991
Balance of Class A Preference Shares at October 1, 2005	5,176,991